Current assets - cash and cash equivalents - Summary of cash and cash equivalents (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 1,264	$ 834
Short-term deposits	7,500	4,600
Cash and cash equivalents	$ 8,764	$ 5,434	$ 5,956	$ 14,455